Stockholders' Equity (Details) - Schedule of restricted stock units - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity (Details) - Schedule of restricted stock units [Line Items]
Number of shares, Non-vested, Beginning balance	1,499,933
Weighted average grant date fair value, Non-vested, Beginning balance (in Dollars per share)	$ 2.49	$ 2.49
Number of shares, Granted	1,671,521	1,676,447
Weighted average grant date fair value, Granted (in Dollars per share)	$ 1.97	$ 2.52
Number of shares, Vested		176,514
Number of shares, Forfeited
Number of shares, Non-vested, Ending balance	3,171,454	1,499,933
Weighted average grant date fair value, Non-vested, Ending balance (in Dollars per share)	$ 2.22